GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 15.54%
$ 2,000,000	AIG Ltd(a)(b) Series 2019-2 Class A 1.58%, 10/25/2032 3-mo. LIBOR + 1.36%	$ 2,000,796
	Anchorage Capital Ltd(a)(b)
	Series 2014-3RA Class A
3,675,000	1.27%, 01/28/2031 3-mo. LIBOR + 1.05%	3,675,419
	Series 2014-4RA Class A
5,000,000	1.27%, 01/28/2031 3-mo. LIBOR + 1.05%	5,001,660
4,950,000	Apidos XII(a)(b) Series 2013-12A Class AR 1.32%, 04/15/2031 3-mo. LIBOR + 1.08%	4,948,302
6,750,000	Benefit Street Partners VIII Ltd(a)(b) Series 2015-8A Class A1AR 1.32%, 01/20/2031 3-mo. LIBOR + 1.10%	6,739,166
649,479	Brazos Higher Education Authority Inc(b) Series 2005-1 Class 1A4 0.35%, 03/26/2029 3-mo. LIBOR + 0.15%	649,562
	Cathedral Lake VII Ltd(a)(b)
	Series 2021-7RA Class C
350,000	2.76%, 01/15/2032 3-mo. LIBOR + 2.57%	342,684
	Series 2021-7RA Class D
700,000	4.47%, 01/15/2032 3-mo. LIBOR + 4.28%	681,110
4,250,000	Dryden Ltd(a)(b) Series 2018-57A Class A 1.21%, 05/15/2031 3-mo. LIBOR + 1.01%	4,251,985
1,039,068	Educational Funding of the South Inc(b) Series 2011-1 Class A2 0.86%, 04/25/2035 3-mo. LIBOR + 0.65%	1,040,103
4,600,000	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 1.24%, 04/20/2031 3-mo. LIBOR + 1.02%	4,600,731
800,000	Gulf Stream Meridian 3 Ltd(a)(b) Series 2021-IIIA Class A2 1.91%, 04/15/2034 3-mo. LIBOR + 1.75%	798,785
	ICG Ltd(a)(b)
	Series 2018-1A Class A1
1,250,000	1.28%, 04/21/2031 3-mo. LIBOR + 1.06%	1,246,030
	Series 2021-1A Class C
1,750,000	2.31%, 04/17/2034 3-mo. LIBOR + 2.20%	1,739,971
3,100,000	Madison Park Funding XXX LTD(a)(b) Series 2018-30A Class A 0.99%, 04/15/2029 3-mo. LIBOR + 0.75%	3,091,236
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,035,186	PHEAA Student Loan Trust(a)(b) Series 2012-1A Class A1 0.66%, 05/25/2057 1-mo. LIBOR + 0.55%	$ 1,035,178
5,000,000	RR 3 Ltd(a)(b) Series 2014-14A Class A1R2 1.33%, 01/15/2030 3-mo. LIBOR + 1.09%	4,995,210
434,981	SLM Student Loan Trust(b) Series 2007-1 Class A5 0.30%, 01/26/2026 3-mo. LIBOR + 0.09%	434,884
250,000	Sound Point IV-R Ltd(a)(b) Series 2013-3RA Class D 3.48%, 04/18/2031 3-mo. LIBOR + 3.25%	237,470
4,000,000	Sound Point XX Ltd(a)(b) Series 2018-2A Class A 1.32%, 07/26/2031 3-mo. LIBOR + 1.10%	4,000,104
231,385	Student Loan Consolidation Center Student Loan Trust I(a)(b) Series 2011-1 Class A 1.33%, 10/25/2027 1-mo. LIBOR + 1.22%	232,720
2,000,000	TCW Ltd(a)(b) Series 2021-1A Class A 1.28%, 03/18/2034 3-mo. LIBOR + 1.17%	2,002,046
2,000,000	Trinitas VI Ltd(a)(b) Series 2017-6A Class CRR1 2.40%, 01/25/2034 3-mo. LIBOR + 2.25%	1,980,838
6,650,000	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 1.36%, 01/20/2031 3-mo. LIBOR + 1.14%	6,630,755
6,650,000	Voya Ltd(a)(b) Series 2016-1A Class A1R 1.29%, 01/20/2031 3-mo. LIBOR + 1.07%	6,650,579
TOTAL ASSET-BACKED SECURITIES — 15.54% (Cost $69,048,831)		$69,007,324
CORPORATE BONDS AND NOTES
Basic Materials — 0.29%
1,050,000	Nutrition & Biosciences Inc(a) 2.30%, 11/01/2030	1,017,770
250,000	Steel Dynamics Inc 1.65%, 10/15/2027	244,770
		1,262,540
Communications — 2.66%
2,000,000	AT&T Inc 2.30%, 06/01/2027	2,044,018

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 1,800,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	$ 2,040,564
850,000	Comcast Corp 4.25%, 10/15/2030	976,675
250,000	Expedia Group Inc(a) 2.95%, 03/15/2031	246,575
450,000	NTT Finance Corp(a) 2.07%, 04/03/2031	444,274
390,000	Prosus NV 3.68%, 01/21/2030	402,533
1,875,000	T-Mobile USA Inc(a) 3.75%, 04/15/2027	2,049,675
	Verizon Communications Inc
1,615,000	2.10%, 03/22/2028	1,621,768
1,750,000	4.33%, 09/21/2028	2,003,520
		11,829,602
Consumer, Cyclical — 0.61%
600,000	7-Eleven Inc(a) 1.30%, 02/10/2028	574,838
825,000	General Motors Financial Co Inc 1.25%, 01/08/2026	809,483
	Lowe's Cos Inc
525,000	1.30%, 04/15/2028	498,842
550,000	1.70%, 10/15/2030	516,622
350,000	Tractor Supply Co 1.75%, 11/01/2030	322,897
		2,722,682
Consumer, Non-Cyclical — 3.17%
1,075,000	AbbVie Inc 3.20%, 11/21/2029	1,143,555
110,000	Adventist Health System 2.95%, 03/01/2029	113,732
750,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 3.65%, 02/01/2026	824,617
625,000	Anheuser-Busch InBev Worldwide Inc 4.75%, 01/23/2029	730,343
675,000	Banner Health 2.34%, 01/01/2030	676,846
245,000	Baylor Scott & White Holdings 1.78%, 11/15/2030	233,157
925,000	Becton Dickinson & Co 3.70%, 06/06/2027	1,020,293
925,000	Cigna Corp 4.13%, 11/15/2025	1,031,379
925,000	Constellation Brands Inc 3.70%, 12/06/2026	1,015,929
925,000	CVS Health Corp 3.88%, 07/20/2025	1,022,455
845,000	Emory University 2.14%, 09/01/2030	835,464
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 900,000	IHS Markit Ltd 4.25%, 05/01/2029	$ 1,013,787
1,775,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	2,050,319
950,000	PayPal Holdings Inc 2.85%, 10/01/2029	989,742
240,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	239,503
255,000	Rush Obligated Group 3.92%, 11/15/2029	284,452
180,000	Stanford Health Care 3.31%, 08/15/2030	194,590
475,000	STERIS Irish FinCo Unlimited Co 2.70%, 03/15/2031	471,439
130,000	Sutter Health 2.29%, 08/15/2030	127,702
60,000	University of Chicago 5.42%, 10/01/2030	73,414
		14,092,718
Energy — 1.44%
1,240,000	Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/02/2029	1,363,612
325,000	Energy Transfer LP 5.50%, 06/01/2027	374,799
1,000,000	Energy Transfer Operating LP 4.20%, 04/15/2027	1,089,773
840,000	Lukoil International Finance BV 4.75%, 11/02/2026	927,150
400,000	Lukoil Securities BV 3.88%, 05/06/2030	412,520
1,050,000	MPLX LP 1.75%, 03/01/2026	1,051,604
150,000	Phillips 66 1.30%, 02/15/2026	148,325
900,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	1,029,078
		6,396,861
Financial — 4.65%
375,000	Air Lease Corp(c) 2.88%, 01/15/2026	389,107
925,000	American International Group Inc 3.90%, 04/01/2026	1,021,459
1,025,000	American Tower Corp REIT 2.10%, 06/15/2030	975,383
325,000	Aviation Capital Group LLC(a) 1.95%, 01/30/2026	316,648
500,000	Avolon Holdings Funding Ltd(a) 4.25%, 04/15/2026	523,708
200,000	Banco Santander SA 2.75%, 12/03/2030	190,505
	Bank of America Corp
925,000	4.18%, 11/25/2027	1,028,665
475,000	2.59%, 04/29/2031	474,008

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	BNP Paribas SA(a)
$ 975,000	3.38%, 01/09/2025	$ 1,046,622
625,000	1.32%, 01/13/2027	611,245
	BPCE SA(a)
950,000	1.65%, 10/06/2026	947,781
450,000	2.28%, 01/20/2032	435,087
	Citigroup Inc
875,000	0.78%, 10/30/2024	874,406
925,000	4.13%, 07/25/2028	1,023,629
925,000	Credit Suisse Group AG(a) 4.28%, 01/09/2028	1,016,953
950,000	Crown Castle International Corp REIT 3.65%, 09/01/2027	1,035,249
375,000	Deutsche Bank AG 2.13%, 11/24/2026	375,944
975,000	GE Capital International Funding Co Unlimited Co 3.37%, 11/15/2025	1,057,188
350,000	Huarong Finance 2019 Co Ltd 3.38%, 02/24/2030	341,198
500,000	JAB Holdings BV(a) 2.20%, 11/23/2030	469,676
375,000	JPMorgan Chase & Co 4.02%, 12/05/2024	406,846
550,000	Macquarie Bank Ltd(a) 3.05%, 03/03/2036	526,673
375,000	Macquarie Group Ltd(a) 1.34%, 01/12/2027	367,957
	Morgan Stanley
975,000	2.70%, 01/22/2031	992,090
575,000	1.79%, 02/13/2032	536,681
975,000	Natwest Group PLC 4.27%, 03/22/2025	1,063,598
325,000	VEREIT Operating Partnership LP REIT 2.85%, 12/15/2032	314,747
1,875,000	Wells Fargo & Co 4.10%, 06/03/2026	2,084,036
200,000	WP Carey Inc REIT 2.40%, 02/01/2031	191,363
		20,638,452
Industrial — 0.91%
300,000	Berry Global Inc(a) 1.57%, 01/15/2026	295,266
650,000	Boeing Co 5.15%, 05/01/2030	748,634
350,000	Carrier Global Corp 2.72%, 02/15/2030	353,183
300,000	Masco Corp 1.50%, 02/15/2028	288,132
25,000	Nature Conservancy 1.30%, 07/01/2028	23,892
1,600,000	Otis Worldwide Corp 2.57%, 02/15/2030	1,611,513
550,000	Republic Services Inc 1.75%, 02/15/2032	510,172
Principal Amount		Fair Value
Industrial — (continued)
$ 200,000	Waste Management Inc 1.15%, 03/15/2028	$ 189,463
		4,020,255
Technology — 1.42%
1,925,000	Broadcom Inc 3.46%, 09/15/2026	2,064,483
	Dell International LLC / EMC Corp(a)
150,000	5.85%, 07/15/2025	174,869
950,000	6.02%, 06/15/2026	1,124,654
25,000	5.30%, 10/01/2029	29,244
25,000	6.20%, 07/15/2030	31,043
1,700,000	Fiserv Inc 3.20%, 07/01/2026	1,834,875
925,000	Hewlett Packard Enterprise Co 4.90%, 10/15/2025	1,054,861
		6,314,029
Utilities — 0.44%
1,775,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	1,966,841
TOTAL CORPORATE BONDS AND NOTES — 15.59% (Cost $70,821,386)		$69,243,980
FOREIGN GOVERNMENT BONDS AND NOTES
604,000	Colombia Government International Bond 3.13%, 04/15/2031	591,534
630,000	Indonesia Government International Bond 3.50%, 01/11/2028	674,944
530,000	Mexico Government International Bond 2.66%, 05/24/2031	499,832
	Perusahaan Penerbit SBSN Indonesia III
890,000	4.55%, 03/29/2026	1,003,030
300,000	4.15%, 03/29/2027	330,765
720,000	Qatar Government International Bond 4.50%, 04/23/2028	838,915
1,100,000	Romanian Government International Bond 3.00%, 02/14/2031	1,098,849
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.13% (Cost $5,216,862)		$5,037,869

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.11%
$ 4,300,000	Great Wolf Trust(a)(b) Series 2019-WOLF Class A 1.14%, 12/15/2036 1-mo. LIBOR + 1.03%	$ 4,294,811
650,000	KKR Industrial Portfolio Trust(a)(b) Series 2021-KDIP Class A 0.66%, 12/15/2037 1-mo. LIBOR + 0.55%	649,219
		4,944,030
U.S. Government Agency — 14.14%
	Federal Home Loan Mortgage Corp
2,912	4.50%, 10/01/2025	3,165
2,323,412	4.50%, 05/01/2049	2,527,183
	Federal National Mortgage Association
502,314	4.50%, 07/01/2048	548,069
54,344	4.50%, 08/01/2048	59,187
945,892	4.50%, 02/01/2049	1,030,312
5,339,916	4.50%, 04/01/2049	5,804,273
187,183	4.50%, 01/01/2050	203,137
490,743	4.50%, 02/01/2050	534,732
70,551	4.50%, 08/01/2050	76,708
	Government National Mortgage Association
43,000,000	2.00%, TBA	43,360,782
4,470,189	4.50%, 10/20/2048	4,844,898
3,473,664	5.00%, 12/20/2048	3,800,998
		62,793,444
TOTAL MORTGAGE-BACKED SECURITIES — 15.25% (Cost $67,569,529)		$67,737,474
MUNICIPAL BONDS AND NOTES
	Bay Area Toll Authority
145,000	1.08%,04/01/2026	142,980
180,000	1.63%,04/01/2028	176,222
90,000	2.07%,04/01/2031	87,958
90,000	California Statewide Communities Development Authority 1.88%, 02/01/2031	85,127
70,000	Chicago O'Hare International Airport 1.70%, 01/01/2026	70,823
40,000	City & County of Denver Airport System Revenue 1.57%, 11/15/2026	40,130
25,000	City of Austin Rental Car Special Facility Revenue 1.03%, 11/15/2026	24,351
65,000	City of Houston Airport System Revenue 2.24%, 07/01/2029	65,289
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 30,000	City of New Orleans Water System Revenue 1.46%, 12/01/2028	$ 28,787
	City of New York
430,000	0.98%,08/01/2025	429,500
515,000	1.40%,08/01/2027	505,600
	City of Tucson
155,000	0.98%,07/01/2026	152,297
160,000	1.46%,07/01/2028	155,560
145,000	1.93%,07/01/2031	140,485
	City of Worcester
105,000	1.01%,11/15/2026	104,196
30,000	1.51%,11/15/2028	29,548
85,000	Metropolitan Transportation Authority 5.99%, 11/15/2030	107,734
	Municipal Improvement Corp of Los Angeles
75,000	1.20%,11/01/2026	73,668
160,000	1.65%,11/01/2028	154,629
490,000	2.07%,11/01/2030	473,473
	New Jersey Turnpike Authority
180,000	1.05%,01/01/2026	177,045
180,000	1.48%,01/01/2028	175,059
	New York City Transitional Finance Authority Future Tax Secured Revenue
415,000	3.59%,08/01/2027	462,833
95,000	1.92%,11/01/2029	93,725
95,000	New York State Urban Development Corp 1.00%, 03/15/2026	92,407
	Port of Oakland
70,000	1.95%,05/01/2028	69,810
80,000	2.20%,05/01/2031	78,559
270,000	Regional Transportation District Sales Tax Revenue 0.90%, 11/01/2026	265,493
35,000	San Jose Financing Authority 1.86%, 06/01/2030	33,807
	Seward County Unified School District No 480 Liberal
30,000	0.89%,09/01/2026	29,395
55,000	1.33%,09/01/2028	53,580
315,000	State Board of Administration Finance Corp 2.15%, 07/01/2030	314,743
	State of Louisiana
25,000	0.90%,06/15/2026	24,597
40,000	1.32%,06/15/2028	38,679
	State of Maryland Department of Transportation
190,000	0.91%,08/01/2026	184,503
240,000	1.30%,08/01/2028	227,832
	University of North Carolina at Charlotte/The
25,000	1.23%,04/01/2026	25,080
85,000	1.71%,04/01/2028	84,357
25,000	2.24%,04/01/2031	24,925

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 65,000	Westminster Public Schools 0.91%, 12/01/2026	$ 63,636
TOTAL MUNICIPAL BONDS AND NOTES — 1.25% (Cost $5,703,764)		$5,568,422
U.S. TREASURY BONDS AND NOTES
	United States Treasury Inflation Indexed Bonds TIPS
4,830,000	0.13%, 10/15/2024	5,326,617
14,800,000	0.13%, 04/15/2025	16,202,358
37,100,000	0.13%, 07/15/2026	44,244,667
11,420,000	0.38%, 01/15/2027	13,639,817
24,500,000	0.38%, 07/15/2027	29,054,877
13,500,000	0.50%, 01/15/2028	15,943,524
32,020,000	0.75%, 07/15/2028	37,966,039
25,200,000	0.88%, 01/15/2029	29,934,420
6,000,000	0.25%, 07/15/2029	6,743,722
4,200,000	0.13%, 01/15/2030	4,621,465
10,100,000	0.13%, 07/15/2030	11,183,654
2,100,000	0.13%, 01/15/2031(c)	2,271,411
2,300,000	2.13%, 02/15/2040	3,990,769
900,000	1.38%, 02/15/2044	1,319,273
TOTAL U.S. TREASURY BONDS AND NOTES — 50.08% (Cost $207,357,013)		$222,442,613
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.59%
641,761	Undivided interest of 2.23% in a repurchase agreement (principal amount/value $28,750,806 with a maturity value of $28,750,814) with Bank of America Securities Inc, 0.01%, dated 3/31/21 to be repurchased at $641,761 on 4/1/21 collateralized by Federal National Mortgage Association securities, 1.00% - 5.50%, 6/1/24 - 1/1/59, with a value of $29,325,822.(d)	641,761
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 999,963	Undivided interest of 2.29% in a repurchase agreement (principal amount/value $43,402,117 with a maturity value of $43,402,129) with RBC Capital Markets Corp, 0.01%, dated 3/31/21 to be repurchased at $999,963 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 5/6/21 - 3/1/51, with a value of $44,270,160.(d)	$ 999,963
999,963	Undivided interest of 2.39% in a repurchase agreement (principal amount/value $41,899,857 with a maturity value of $41,899,869) with Citigroup Global Markets Inc, 0.01%, dated 3/31/21 to be repurchased at $999,963 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.13% - 4.00%, 5/15/23 - 9/15/57, with a value of $42,737,857.(d)	999,963
TOTAL SHORT TERM INVESTMENTS — 0.59% (Cost $2,641,687)		$2,641,687
TOTAL INVESTMENTS — 99.43% (Cost $428,359,072)		$441,679,369
OTHER ASSETS & LIABILITIES, NET — 0.57%		$2,531,116
TOTAL NET ASSETS — 100.00%		$444,210,485

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2021.
(c)	All or a portion of the security is on loan at March 31, 2021.
(d)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
At March 31, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
U.S. 10 Year Treasury Ultra Futures	57	USD	8,190,188	June 2021	$165,173
U.S. Long Bond Futures	144	USD	22,261,500	June 2021	825,192
U.S. Ultra Bond Futures	12	USD	2,174,625	June 2021	22,375
Long
U.S. 10 Year Treasury Note Futures	151	USD	19,771,563	June 2021	(293,721)
U.S. 2 Year Treasury Note Futures	214	USD	47,235,150	June 2021	(37,228)
U.S. 5 Year Treasury Note Futures	409	USD	50,469,322	June 2021	(555,143)
				Net Appreciation	$126,648
At March 31, 2021, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
0.25%	3-mo. LIBOR	6,430,000	June 16, 2024	$(18,352)	Quarterly
3-mo. LIBOR	1-mo. LIBOR	34,760,000	July 25, 2024	(135,286)	Quarterly
3-mo. LIBOR	1-yr. SOFR	20,640,000	November 10, 2024	(4,070)	Quarterly
3-mo. LIBOR	1.60%	5,700,000	March 11, 2026	16,757	Quarterly
3-mo. LIBOR	0.50%	6,150,000	June 16, 2028	85,010	Quarterly
2.21%	3-mo. LIBOR	5,130,000	February 25, 2031	(72,217)	Quarterly
2.38%	3-mo. LIBOR	8,180,000	March 09, 2031	(38,853)	Quarterly
3-mo. LIBOR	2.43%	6,310,000	February 25, 2036	64,705	Quarterly
3-mo. LIBOR	2.50%	6,480,000	March 10, 2036	22,038	Quarterly
			Net Depreciation	$(80,268)
At March 31, 2021, the Fund held the following outstanding centrally cleared inflation swaps:
Pay/Receive by the Fund	Rate Paid by the Fund	Rate Received by the Fund	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)	Payment Frequency
Receive	2.22%	CPI	15,000,000	March 22, 2022	(41,031)	At Maturity
Receive	2.16%	CPI	37,700,000	January 09, 2023	(34,884)	At Maturity
Receive	1.09%	CPI	27,600,000	June 12, 2023	860,706	At Maturity
Receive	2.17%	CPI	20,000,000	January 09, 2024	(13,228)	At Maturity
Receive	2.35%	CPI	7,400,000	February 18, 2024	52,338	At Maturity
Receive	2.25%	CPI	28,200,000	February 20, 2024	(103,384)	At Maturity
Receive	1.77%	CPI	18,200,000	August 05, 2024	303,980	At Maturity
Receive	1.72%	CPI	21,200,000	September 23, 2025	938,997	At Maturity
Receive	2.06%	CPI	13,300,000	December 23, 2025	334,796	At Maturity
				Net Appreciation	$2,298,290
Abbreviations:
CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
Currency Abbreviations
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

March 31, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 580 futures contracts, net of both long and short positions, for the reporting period.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $88,332,500 in interest rate swaps for the reporting period.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $193,550,000 in inflation swaps for the reporting period.

March 31, 2021